Segment Information, Revenues by Geography and Significant Customers (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Revenues by Product

Revenues by product type were as follows (in thousands, except percentages):

	Three Months Ended March 31,				Nine Months Ended March 31,
	2013		2012		2013		2012
airMAX	$55,534	67%	$61,978	68%	$136,343	62%	$164,752	64%
New platforms	11,825	14%	9,914	11%	39,358	18%	16,874	6%
Other systems	4,108	5%	10,308	11%	12,727	6%	41,327	16%

Systems	71,467	86%	82,200	90%	188,428	86%	222,953	86%
Embedded radio	1,721	2%	2,232	2%	4,954	2%	8,024	3%
Antennas/other	9,967	12%	7,233	8%	26,209	12%	27,672	11%

Total revenues	$83,155	100%	$91,665	100%	$219,591	100%	$258,649	100%

Revenues by product type were as follows (in thousands, except percentages):

	Years Ended June 30,
	2012		2011		2010
airMAX	$223,743	63%	$113,001	57%	$37,525	27%
New platforms	29,465	8%	2,513	1%	—	—%
Other systems	52,086	15%	44,884	23%	75,368	55%

Systems	305,294	86%	160,398	81%	112,893	82%
Embedded radio	10,056	3%	14,762	7%	14,047	10%
Antennas/other	38,167	11%	22,714	12%	10,012	8%

Total revenues	$353,517	100%	$197,874	100%	$136,952	100%

Revenues by Geography

Revenues by geography were as follows (in thousands, except percentages):

	Three Months Ended March 31,				Nine Months Ended March 31,
	2013		2012		2013		2012
North America(1)	$21,052	25%	$16,647	18%	$53,519	24%	$63,028	24%
South America	18,496	22%	27,666	30%	45,820	21%	71,751	28%
Europe, the Middle East and Africa	31,617	38%	36,398	40%	90,690	41%	91,537	35%
Asia Pacific	11,990	15%	10,954	12%	29,562	14%	32,333	13%

Total revenues	$83,155	100%	$91,665	100%	$219,591	100%	$258,649	100%

(1)

Revenue for the United States was $19.7 million and $14.9 million for the three months ended March 31, 2013 and 2012, respectively. Revenue for the United States was $50.5 million and $60.0 million for the nine months ended March 31, 2013 and 2012, respectively.

Revenues by geography were as follows (in thousands, except percentages):

	Years Ended June 30,
	2012		2011		2010
North America(1)	$88,309	25%	$61,920	31%	$56,995	42%
South America	88,325	25%	50,824	26%	13,520	10%
Europe, the Middle East and Africa	130,494	37%	68,297	35%	55,089	40%
Asia Pacific	46,389	13%	16,833	8%	11,348	8%

Total revenues	$353,517	100%	$197,874	100%	$136,952	100%

(1)	Revenue for the United States was $84.3 million, $60.0 million and $56.2 million for fiscal 2012, 2011 and 2010, respectively.

Percentage of Revenue and Accounts Receivable

Customers with an accounts receivable balance of 10% or greater of total accounts receivable and customers with net revenues of 10% or greater of total revenues are presented below for the periods indicated:

	Percentage of Revenues				Percentage of Accounts Receivable
	Three Months Ended March 31,		Nine Months Ended March 31,		March 31, 2013	June 30, 2012
	2013	2012	2013	2012
Customer A	15%	20%	13%	19%	13%	19%
Customer B	*	10%	*	*	10%	*
Customer C	*	*	*	10%	13%	11%
Customer D	*	*	*	*	*	12%

*	denotes less than 10%

Customers with an accounts receivable balance of 10% or greater of total accounts receivable and customers with net revenues of 10% or greater of total revenues are presented below for the periods indicated:

	Percentage of Revenues			Percentage of Accounts Receivable
	Years Ended June 30,			June 30,
	2012	2011	2010	2012	2011
Flytec Computers Inc.	16%	20%	17%	19%	21%
Streakwave Wireless Inc.	10%	15%	13%	11%	25%
Discomp	*	*	*	12%	*

*	denotes less than 10%